UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2018

Date of reporting period:	5/31/2018

Item 1 – Reports to Stockholders

PGIM JENNISON 20/20 FOCUS FUND

(Formerly known as Prudential Jennison 20/20 Focus Fund)

SEMIANNUAL REPORT

MAY 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison 20/20 Focus Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison 20/20 Focus Fund informative and useful. The report covers performance for the six-month period ended May 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison 20/20 Focus Fund

July 16, 2018

*The Prudential Day One Funds did not change their names.

PGIM Jennison 20/20 Focus Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 5/31/18 (without sales charges)	Average Annual Total Returns as of 5/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	7.24	13.70	10.86	7.05	—
Class B	6.67	14.69	11.20	6.89	—
Class C	6.84	18.55	11.32	6.90	—
Class R	7.06	20.02	11.88	7.43	—
Class Z	7.41	20.72	12.45	7.98	—
Class R6**	7.47	20.83	12.59	N/A	11.16 (3/28/11)
S&P 500 Index
	3.16	14.38	12.96	9.13	—
Russell 1000 Index
	3.33	14.60	12.91	9.18	—
Lipper Large-Cap Core Funds Average***
	2.44	13.02	11.42	7.99	—
Lipper Large-Cap Growth Funds Average***
	8.56	21.13	14.69	9.54	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

** Formerly known as Class Q shares

***The Fund is compared to the Lipper Large-Cap Core Funds performance universe, although Lipper classifies the Fund in the Lipper Large-Cap Growth Funds performance universe. The Lipper Large-Cap Core Funds performance universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for fund performance comparison.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Averages are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

** Formerly known as Class Q shares.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares through 5/31/18 is 12.81%.

Russell 1000 Index—The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000 Index, an index that represents approximately 98% of the US market. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares through 5/31/18 is 12.71%.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Large-Cap Growth Funds universe. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares through 5/31/18 is 13.08%.

PGIM Jennison 20/20 Focus Fund	7

Your Fund’s Performance (continued)

Lipper Large-Cap Core Funds Average—The Lipper Large-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Core Funds universe for the periods noted. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares through 5/31/18 is 11.35%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Growth Holdings expressed as a percentage of net assets as of 5/31/18 (%)
Boeing Co. (The), Aerospace & Defense	3.6
Amazon.com Inc., Internet & Direct Marketing Retail	3.4
Microsoft Corp., Software	3.2
Alibaba Group Holding Ltd., Internet Software & Services	3.2
Adobe Systems, Inc., Software	3.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Value Holdings expressed as a percentage of net assets as of 5/31/18 (%)
PNC Financial Services Group, Inc. (The), Banks	3.8
JPMorgan Chase & Co., Banks	3.4
Microsoft Corp., Software	3.0
SLM Corp., Consumer Finance	2.6
Texas Instruments, Inc., Semiconductors & Semiconductor Equipment	2.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Fund Holdings expressed as a percentage of net assets as of 5/31/18 (%)
Microsoft Corp., Software	6.3
Boeing Co. (The), Aerospace & Defense	5.3
PNC Financial Services Group, Inc. (The), Banks	3.8
Amazon.com, Inc., Internet & Direct Marketing Retail	3.4
JPMorgan Chase & Co., Banks	3.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/18 (%)
Software	12.6
Internet Software & Services	11.7
Semiconductors & Semiconductor Equipment	8.1
Aerospace & Defense	7.6
Banks	7.2

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison 20/20 Focus Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison 20/20 Focus Fund		Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,072.40	1.19%	$6.15
	Hypothetical	$1,000.00	$1,019.00	1.19%	$5.99
Class B	Actual	$1,000.00	$1,066.70	2.14%	$11.03
	Hypothetical	$1,000.00	$1,014.26	2.14%	$10.75
Class C	Actual	$1,000.00	$1,068.40	1.88%	$9.69
	Hypothetical	$1,000.00	$1,015.56	1.88%	$9.45
Class R	Actual	$1,000.00	$1,070.60	1.45%	$7.49
	Hypothetical	$1,000.00	$1,017.70	1.45%	$7.29
Class Z	Actual	$1,000.00	$1,074.10	0.87%	$4.50
	Hypothetical	$1,000.00	$1,020.59	0.87%	$4.38
Class R6**	Actual	$1,000.00	$1,074.70	0.84%	$4.34
	Hypothetical	$1,000.00	$1,020.74	0.84%	$4.23

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of May 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS

Aerospace & Defense 7.6%
Boeing Co. (The)	173,430	$61,075,109
United Technologies Corp.	207,420	25,890,164

		86,965,273

Banks 7.2%
JPMorgan Chase & Co.	359,336	38,452,545
PNC Financial Services Group, Inc. (The)	306,748	43,990,731

		82,443,276

Biotechnology 1.2%
Vertex Pharmaceuticals, Inc.*	85,902	13,228,908

Capital Markets 1.1%
Goldman Sachs Group, Inc. (The)	55,240	12,477,611

Chemicals 2.2%
DowDuPont, Inc.	389,170	24,949,689

Consumer Finance 2.6%
SLM Corp.*	2,592,286	29,629,829

Electric Utilities 1.9%
Exelon Corp.	535,045	22,145,513

Energy Equipment & Services 2.1%
Halliburton Co.	487,561	24,251,284

Food & Staples Retailing 2.0%
Walmart, Inc.	277,024	22,865,561

Food Products 1.6%
Mondelez International, Inc. (Class A Stock)	469,369	18,432,121

Health Care Equipment & Supplies 1.8%
Zimmer Biomet Holdings, Inc.	189,378	21,117,541

Health Care Providers & Services 2.2%
UnitedHealth Group, Inc.	106,498	25,720,332

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	11

Schedule of Investments (unaudited) (continued)

as of May 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 4.0%
Carnival Corp.	319,528	$19,900,203
Marriott International, Inc. (Class A Stock)	192,188	26,014,567

		45,914,770

Insurance 2.3%
MetLife, Inc.	579,833	26,666,520

Internet & Direct Marketing Retail 6.5%
Amazon.com, Inc.*	24,152	39,358,582
Netflix, Inc.*	100,340	35,279,544

		74,638,126

Internet Software & Services 11.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	187,606	37,147,864
Alphabet, Inc. (Class A Stock)*	29,469	32,415,900
Facebook, Inc. (Class A Stock)*	167,097	32,045,863
Tencent Holdings Ltd. (China), ADR	633,244	32,338,188

		133,947,815

IT Services 5.5%
Mastercard, Inc. (Class A Stock)	194,017	36,886,512
PayPal Holdings, Inc.*	326,270	26,776,979

		63,663,491

Life Sciences Tools & Services 0.8%
Illumina, Inc.*	35,427	9,651,732

Media 1.6%
Comcast Corp. (Class A Stock)	590,731	18,418,993

Oil, Gas & Consumable Fuels 3.7%
Noble Energy, Inc.	540,802	19,306,631
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	329,317	22,913,877

		42,220,508

Pharmaceuticals 3.0%
Allergan PLC	34,244	5,163,995

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Eli Lilly & Co.	131,567	$11,188,458
Pfizer, Inc.	520,339	18,695,780

		35,048,233

Semiconductors & Semiconductor Equipment 8.1%
Broadcom, Inc.	130,589	32,917,569
NVIDIA Corp.	127,803	32,230,639
Texas Instruments, Inc.	247,212	27,665,495

		92,813,703

Software 12.6%
Adobe Systems, Inc.*	148,033	36,901,666
Microsoft Corp.	728,496	72,004,544
salesforce.com, Inc.*	272,902	35,294,416

		144,200,626

Specialty Retail 1.7%
Home Depot, Inc. (The)	103,040	19,222,112

Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	119,032	22,243,510

Textiles, Apparel & Luxury Goods 1.5%
Kering SA (France), ADR	282,762	17,283,827

TOTAL LONG-TERM INVESTMENTS (cost $801,980,774)		1,130,160,904

SHORT-TERM INVESTMENTS 7.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	44,415,898	44,415,898

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	13

Schedule of Investments (unaudited) (continued)

as of May 31, 2018

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $38,001,920; includes $37,885,662 of cash collateral for securities on loan)(b)(w)	38,005,703	$38,009,503

TOTAL SHORT-TERM INVESTMENTS (cost $82,417,818)		82,425,401

TOTAL INVESTMENTS 105.6% (cost $884,398,592)		1,212,586,305
Liabilities in excess of other assets (5.6)%		(63,770,576)

NET ASSETS 100.0%		$1,148,815,729

The following abbreviation is used in the semiannual report:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,146,676; cash collateral of $37,885,662 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$86,965,273	$—	$—
Banks	82,443,276	—	—
Biotechnology	13,228,908	—	—
Capital Markets	12,477,611	—	—
Chemicals	24,949,689	—	—
Consumer Finance	29,629,829	—	—
Electric Utilities	22,145,513	—	—
Energy Equipment & Services	24,251,284	—	—
Food & Staples Retailing	22,865,561	—	—

See Notes to Financial Statements.

14

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Food Products	$18,432,121	$—	$—
Health Care Equipment & Supplies	21,117,541	—	—
Health Care Providers & Services	25,720,332	—	—
Hotels, Restaurants & Leisure	45,914,770	—	—
Insurance	26,666,520	—	—
Internet & Direct Marketing Retail	74,638,126	—	—
Internet Software & Services	133,947,815	—	—
IT Services	63,663,491	—	—
Life Sciences Tools & Services	9,651,732	—	—
Media	18,418,993	—	—
Oil, Gas & Consumable Fuels	42,220,508	—	—
Pharmaceuticals	35,048,233	—	—
Semiconductors & Semiconductor Equipment	92,813,703	—	—
Software	144,200,626	—	—
Specialty Retail	19,222,112	—	—
Technology Hardware, Storage & Peripherals	22,243,510	—	—
Textiles, Apparel & Luxury Goods	17,283,827	—	—
Affiliated Mutual Funds	82,425,401	—	—

Total	$1,212,586,305	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2018 were as follows:

Software	12.6%
Internet Software & Services	11.7
Semiconductors & Semiconductor Equipment	8.1
Aerospace & Defense	7.6
Banks	7.2
Affiliated Mutual Funds (3.3% represents investments purchased with collateral from securities on loan)	7.2
Internet & Direct Marketing Retail	6.5
IT Services	5.5
Hotels, Restaurants & Leisure	4.0
Oil, Gas & Consumable Fuels	3.7
Pharmaceuticals	3.0
Consumer Finance	2.6
Insurance	2.3
Health Care Providers & Services	2.2
Chemicals	2.2
Energy Equipment & Services	2.1
Food & Staples Retailing	2.0%
Technology Hardware, Storage & Peripherals	1.9
Electric Utilities	1.9
Health Care Equipment & Supplies	1.8
Specialty Retail	1.7
Food Products	1.6
Media	1.6
Textiles, Apparel & Luxury Goods	1.5
Biotechnology	1.2
Capital Markets	1.1
Life Sciences Tools & Services	0.8

105.6
Liabilities in excess of other assets	(5.6)

100.0%

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	15

Schedule of Investments (unaudited) (continued)

as of May 31, 2018

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$37,146,676	$(37,146,676)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

16

Statement of Assets & Liabilities (unaudited)

as of May 31, 2018

Assets
Investments at value, including securities on loan of $37,146,676:
Unaffiliated investments (cost $801,980,774)	$1,130,160,904
Affiliated investments (cost $82,417,818)	82,425,401
Receivable for investments sold	3,026,428
Dividends receivable	2,317,336
Receivable for Fund shares sold	229,372
Tax reclaim receivable	166,454
Prepaid expenses	2,329

Total Assets	1,218,328,224

Liabilities
Payable to broker for collateral for securities on loan	37,885,662
Payable for investments purchased	29,264,981
Payable for Fund shares reacquired	930,461
Management fee payable	724,468
Distribution fee payable	348,472
Accrued expenses and other liabilities	290,234
Affiliated transfer agent fee payable	68,217

Total Liabilities	69,512,495

Net Assets	$1,148,815,729

Net assets were comprised of:
Shares of beneficial interest, at par	$77,610
Paid-in capital in excess of par	771,019,410

771,097,020
Undistributed net investment income	1,252,789
Accumulated net realized gain on investment and foreign currency transactions	48,275,672
Net unrealized appreciation on investments and foreign currencies	328,190,248

Net assets, May 31, 2018	$1,148,815,729

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	17

Statement of Assets & Liabilities (unaudited)

as of May 31, 2018

Class A
Net asset value and redemption price per share ($671,422,021 ÷ 43,301,225 outstanding shares of beneficial interest)	$15.51
Maximum sales charge (5.50% of offering price)	0.90

Maximum offering price to public	$16.41

Class B
Net asset value, offering price and redemption price per share
($21,339,460 ÷ 1,959,276 outstanding shares of beneficial interest)	$10.89

Class C
Net asset value, offering price and redemption price per share
($157,547,966 ÷ 14,426,527 outstanding shares of beneficial interest)	$10.92

Class R
Net asset value, offering price and redemption price per share
($58,985,473 ÷ 4,009,624 outstanding shares of beneficial interest)	$14.71

Class Z
Net asset value, offering price and redemption price per share
($230,661,733 ÷ 13,403,366 outstanding shares of beneficial interest)	$17.21

Class R6
Net asset value, offering price and redemption price per share
($8,859,076 ÷ 510,426 outstanding shares of beneficial interest)	$17.36

See Notes to Financial Statements.

18

Statement of Operations (unaudited)

Six Months Ended May 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding tax $19,981)	$8,331,833
Affiliated dividend income	165,653
Income from securities lending, net (including affiliated income of $36,713)	39,780

Total income	8,537,266

Expenses
Management fee	4,317,369
Distribution fee(a)	2,165,109
Transfer agent’s fees and expenses (including affiliated expense of $187,036)(a)	634,870
Custodian and accounting fees	77,309
Registration fees(a)	49,428
Shareholders’ reports	48,834
Trustees’ fees	16,319
Legal fees and expenses	12,619
Audit fee	11,873
Miscellaneous	31,856

Total expenses	7,365,586
Less: Fee waiver and/or expense reimbursement(a)	(5,128)
Distribution fee waiver(a)	(75,981)

Net expenses	7,284,477

Net investment income (loss)	1,252,789

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(997))	49,763,869

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5,936)	30,480,877
Foreign currencies	(853)

30,480,024

Net gain (loss) on investment and foreign currency transactions	80,243,893

Net Increase (Decrease) In Net Assets Resulting From Operations	$81,496,682

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	1,006,509	117,858	812,800	227,942	—	—
Transfer agent’s fees and expenses	381,660	35,638	75,142	44,384	97,938	108
Registration fees	9,912	7,731	8,172	7,751	8,106	7,756
Fee waiver and/or expense reimbursement	—	—	—	—	—	(5,128)
Distribution fee waiver	—	—	—	(75,981)	—	—

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	19

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2018	Year Ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,252,789	$(1,209,378)
Net realized gain (loss) on investment and foreign currency transactions	49,763,869	214,495,897
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	30,480,024	60,898,809

Net increase (decrease) in net assets resulting from operations	81,496,682	274,185,328

Dividends and Distributions
Dividends from net investment income
Class Z	—	(220,874)
Class R6	—	(16,032)

	—	(236,906)

Distributions from net realized gains
Class A	(116,042,076)	(55,312,217)
Class B	(5,712,710)	(4,621,111)
Class C	(38,243,479)	(21,372,825)
Class R	(11,085,329)	(5,737,318)
Class Z	(38,896,354)	(19,671,249)
Class R6	(1,350,353)	(606,129)

	(211,330,301)	(107,320,849)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	30,455,137	44,524,847
Net asset value of shares issued in reinvestment of dividends and distributions	197,728,244	99,164,088
Cost of shares reacquired	(130,222,499)	(315,589,005)

Net increase (decrease) in net assets from Fund share transactions	97,960,882	(171,900,070)

Total increase (decrease)	(31,872,737)	(5,272,497)

Net Assets:
Beginning of period	1,180,688,466	1,185,960,963

End of period(a)	$1,148,815,729	$1,180,688,466

(a) Includes undistributed net investment income of:	$1,252,789	$—

See Notes to Financial Statements.

20

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 18 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of two series: PGIM Jennison 20/20 Focus Fund and PGIM Jennison MLP Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Jennison 20/20 Focus Fund (the “Fund”). Effective June 11, 2018, the Funds’ name was changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is long-term growth of capital.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation of fair valuation of a Fund’s securities to the Manager, a Valuation Committee is hereby established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Jennison 20/20 Focus Fund	21

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

22

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

PGIM Jennison 20/20 Focus Fund	23

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the

24

ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith,

PGIM Jennison 20/20 Focus Fund	25

Notes to Financial Statements (unaudited) (continued)

Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to and including $1 billion and 0.70% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.74% for the six months ended May 31, 2018.

PGIM Investments has contractually agreed, through March 31, 2020 to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 0.84% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements was 0.74% for the six months ended May 31, 2018.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS contractually agreed to limit such fees to 0.50% of the average daily net assets of Class R shares through March 31, 2019.

PIMS has advised the Fund that it received $208,322 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

26

PIMS has advised the Fund that for the six months ended May 31, 2018, it received $5,725 and $1,343 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended May 31, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended May 31, 2018, PGIM, Inc. was compensated $14,912 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended May 31, 2018, were $253,724,023 and $335,821,766, respectively.

PGIM Jennison 20/20 Focus Fund	27

Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended May 31, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income
PGIM Core Ultra Short Bond Fund	$15,349,775	$211,336,273	$182,270,150	$—	$—	$44,415,898	44,415,898	$165,653
PGIM Institutional Money Market Fund	47,799,016	174,845,211	184,639,663	5,936	(997)	38,009,503	38,005,703	36,713

	$63,148,791	$386,181,484	$366,909,813	$5,936	$(997)	$82,425,401		$202,366

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2018, were as follows:

Tax Basis	$885,690,222

Gross Unrealized Appreciation	346,826,286
Gross Unrealized Depreciation	(19,930,203)

Net Unrealized Appreciation	$326,896,083

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which

28

declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

There is an unlimited number of shares of beneficial interest, $0.001 par value per share, divided into six classes, designated Class A, Class B, Class C, Class R, Class Z and Class R6.

As of May 31, 2018, Prudential, through its affiliate entities, including affiliated funds (if applicable), owned 458,685 Class R6 shares of the Fund. At reporting period end, three shareholders of record held 44% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended May 31, 2018:
Shares sold	898,322	$13,729,761
Shares issued in reinvestment of dividends and distributions	7,744,522	113,147,470
Shares reacquired	(3,801,518)	(58,536,766)

Net increase (decrease) in shares outstanding before conversion	4,841,326	68,340,465
Shares issued upon conversion from other share class(es)	353,596	5,805,666
Shares reacquired upon conversion into other share class(es)	(197,550)	(3,027,779)

Net increase (decrease) in shares outstanding	4,997,372	$71,118,352

Year ended November 30, 2017:
Shares sold	1,310,904	$20,464,823
Shares issued in reinvestment of dividends and distributions	3,811,663	53,630,077
Shares reacquired	(8,589,049)	(131,344,695)

Net increase (decrease) in shares outstanding before conversion	(3,466,482)	(57,249,795)
Shares issued upon conversion from other share class(es)	1,586,500	24,552,968
Shares reacquired upon conversion into other share class(es)	(1,556,773)	(22,952,855)

Net increase (decrease) in shares outstanding	(3,436,755)	$(55,649,682)

PGIM Jennison 20/20 Focus Fund	29

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended May 31, 2018:
Shares sold	23,631	$257,573
Shares issued in reinvestment of dividends and distributions	539,932	5,561,298
Shares reacquired	(248,393)	(2,681,269)

Net increase (decrease) in shares outstanding before conversion	315,170	3,137,602
Shares reacquired upon conversion into other share class(es)	(413,791)	(4,955,082)

Net increase (decrease) in shares outstanding	(98,621)	$(1,817,480)

Year ended November 30, 2017:
Shares sold	22,968	$258,158
Shares issued in reinvestment of dividends and distributions	412,498	4,421,979
Shares reacquired	(635,246)	(7,380,292)

Net increase (decrease) in shares outstanding before conversion	(199,780)	(2,700,155)
Shares reacquired upon conversion into other share class(es)	(1,683,274)	(19,900,495)

Net increase (decrease) in shares outstanding	(1,883,054)	$(22,600,650)

Class C
Six months ended May 31, 2018:
Shares sold	468,857	$4,990,778
Shares issued in reinvestment of dividends and distributions	3,450,572	35,609,897
Shares reacquired	(1,918,152)	(20,784,996)

Net increase (decrease) in shares outstanding before conversion	2,001,277	19,815,679
Shares reacquired upon conversion into other share class(es)	(286,113)	(3,152,177)

Net increase (decrease) in shares outstanding	1,715,164	$16,663,502

Year ended November 30, 2017:
Shares sold	499,066	$5,651,402
Shares issued in reinvestment of dividends and distributions	1,763,626	18,923,712
Shares reacquired	(4,793,635)	(55,352,869)

Net increase (decrease) in shares outstanding before conversion	(2,530,943)	(30,777,755)
Shares reacquired upon conversion into other share class(es)	(1,099,625)	(12,958,231)

Net increase (decrease) in shares outstanding	(3,630,568)	$(43,735,986)

Class R
Six months ended May 31, 2018:
Shares sold	161,669	$2,342,035
Shares issued in reinvestment of dividends and distributions	764,603	10,605,047
Shares reacquired	(581,703)	(8,510,308)

Net increase (decrease) in shares outstanding	344,569	$4,436,774

Year ended November 30, 2017:
Shares sold	377,382	$5,606,450
Shares issued in reinvestment of dividends and distributions	407,669	5,511,689
Shares reacquired	(1,457,348)	(21,656,799)

Net increase (decrease) in shares outstanding	(672,297)	$(10,538,660)

30

Class Z	Shares	Amount
Six months ended May 31, 2018:
Shares sold	504,047	$8,455,783
Shares issued in reinvestment of dividends and distributions	1,942,815	31,454,179
Shares reacquired	(2,272,042)	(38,632,288)

Net increase (decrease) in shares outstanding before conversion	174,820	1,277,674
Shares issued upon conversion from other share class(es)	323,906	5,523,057
Shares reacquired upon conversion into other share class(es)	(17,346)	(312,724)

Net increase (decrease) in shares outstanding	481,380	$6,488,007

Year ended November 30, 2017:
Shares sold	726,475	$12,111,736
Shares issued in reinvestment of dividends and distributions	1,049,997	16,054,470
Shares reacquired	(5,935,547)	(98,428,951)

Net increase (decrease) in shares outstanding before conversion	(4,159,075)	(70,262,745)
Shares issued upon conversion from other share class(es)	1,954,846	31,718,718
Shares reacquired upon conversion into other share class(es)	(34,611)	(587,846)

Net increase (decrease) in shares outstanding	(2,238,840)	$(39,131,873)

Class R6
Six months ended May 31, 2018:
Shares sold	40,185	$679,207
Shares issued in reinvestment of dividends and distributions	82,742	1,350,353
Shares reacquired	(62,516)	(1,076,872)

Net increase (decrease) in shares outstanding before conversion	60,411	952,688
Shares issued upon conversion from other share class(es)	6,848	119,039

Net increase (decrease) in shares outstanding	67,259	$1,071,727

Year ended November 30, 2017:
Shares sold	25,247	$432,278
Shares issued in reinvestment of dividends and distributions	40,453	622,161
Shares reacquired	(83,309)	(1,425,399)

Net increase (decrease) in shares outstanding before conversion	(17,609)	(370,960)
Shares issued upon conversion from other share class(es)	7,373	127,741

Net increase (decrease) in shares outstanding	(10,236)	$(243,219)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large

PGIM Jennison 20/20 Focus Fund	31

Notes to Financial Statements (unaudited) (continued)

scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2018. The average daily balance for the 40 days that the Fund had loans outstanding during the period was $1,339,650, borrowed at a weighted average interest rate of 2.91%. The maximum loan balance outstanding during the period was $4,300,000. At May 31, 2018, the Fund did not have an outstanding loan balance.

8. Other Risks

The Fund’s risks include, but are not limited to, the following:

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-diversification Risk: The Fund is non-diversified, meaning that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

32

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,					Ten Months Ended November 30,		Year Ended January 31,
	2018		2017		2016	2015	2014	2013(a)		2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$17.47		$15.08		$17.48	$18.55	$19.71	$16.60		$15.83
Income (loss) from investment operations:
Net investment income (loss)	0.02		-	(c)	0.02	0.02	(0.05)	0.05		(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.07		3.72		(0.04)	0.67	1.60	3.59		1.59
Total from investment operations:	1.09		3.72		(0.02)	0.69	1.55	3.64		1.58
Less Dividends and Distributions:
Distributions from net realized gains	(3.05)		(1.33)		(2.38)	(1.76)	(2.71)	(0.53)		(0.81)
Net asset value, end of period	$15.51		$17.47		$15.08	$17.48	$18.55	$19.71		$16.60
Total Return(d):	7.30%		26.80%		0.08%	4.62%	9.49%	22.35%		10.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$671,422		$669,346		$629,270	$786,591	$897,251	$1,174,447		$1,065,531
Average net assets (000)	$672,848		$635,030		$668,587	$826,377	$1,017,334	$1,110,859		$1,097,353
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.19%	(f)	1.21%		1.20%	1.18%	1.18%	1.18%	(f)	1.18%
Expenses before waivers and/or expense reimbursement	1.19%	(f)	1.21%		1.20%	1.18%	1.18%	1.18%	(f)	1.18%
Net investment income (loss)	0.28%	(f)	(0.03)%		0.11%	0.09%	(0.26)%	0.30%	(f)	(0.05)%
Portfolio turnover rate(g)	22%	(h)	74%		55%	73%	88%	62%	(h)	59%

(a)	For the ten month period ended November 30, 2013, the Fund changed its fiscal year end from January 31 to November 30.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(h)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	33

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,				Ten Months Ended November 30,		Year Ended January 31,
	2018		2017	2016	2015	2014	2013(a)		2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.22		$11.80	$14.29	$15.60	$17.11	$14.56		$14.08
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.09)	(0.07)	(0.08)	(0.14)	(0.05)		(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.76		2.84	(0.04)	0.53	1.34	3.13		1.40
Total from investment operations:	0.72		2.75	(0.11)	0.45	1.20	3.08		1.29
Less Dividends and Distributions:
Distributions from net realized gains	(3.05)		(1.33)	(2.38)	(1.76)	(2.71)	(0.53)		(0.81)
Net asset value, end of period	$10.89		$13.22	$11.80	$14.29	$15.60	$17.11		$14.56
Total Return(c):	6.75%		25.93%	(0.65)%	3.87%	8.77%	21.62%		9.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,339		$27,213	$46,500	$81,580	$116,571	$141,499		$137,765
Average net assets (000)	$23,636		$33,946	$58,389	$96,741	$128,076	$136,116		$142,736
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.14%	(e)	1.91%	1.90%	1.88%	1.88%	1.88%	(e)	1.88%
Expenses before waivers and/or expense reimbursement	2.14%	(e)	1.91%	1.90%	1.88%	1.88%	1.88%	(e)	1.88%
Net investment income (loss)	(0.69)%	(e)	(0.74)%	(0.61)%	(0.60)%	(0.95)%	(0.40)%	(e)	(0.75)%
Portfolio turnover rate(f)	22%	(g)	74%	55%	73%	88%	62%	(g)	59%

(a)	For the ten month period ended November 30, 2013, the Fund changed its fiscal year end from January 31 to November 30.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	Not annualized.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,				Ten Months Ended November 30,		Year Ended January 31,
	2018		2017	2016	2015	2014	2013(a)		2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.24		$11.81	$14.30	$15.61	$17.12	$14.57		$14.08
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.09)	(0.07)	(0.08)	(0.14)	(0.05)		(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.75		2.85	(0.04)	0.53	1.34	3.13		1.41
Total from investment operations:	0.73		2.76	(0.11)	0.45	1.20	3.08		1.30
Less Dividends and Distributions:
Distributions from net realized gains	(3.05)		(1.33)	(2.38)	(1.76)	(2.71)	(0.53)		(0.81)
Net asset value, end of period	$10.92		$13.24	$11.81	$14.30	$15.61	$17.12		$14.57
Total Return(c):	6.84%		26.00%	(0.65)%	3.88%	8.77%	21.61%		9.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$157,548		$168,242	$192,968	$278,283	$338,517	$365,467		$335,759
Average net assets (000)	$163,006		$174,421	$221,915	$299,170	$353,049	$345,686		$349,269
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.88%	(e)	1.91%	1.90%	1.88%	1.88%	1.88%	(e)	1.88%
Expenses before waivers and/or expense reimbursement	1.88%	(e)	1.91%	1.90%	1.88%	1.88%	1.88%	(e)	1.88%
Net investment income (loss)	(0.41)%	(e)	(0.74)%	(0.60)%	(0.60)%	(0.95)%	(0.40)%	(e)	(0.75)%
Portfolio turnover rate(f)	22%	(g)	74%	55%	73%	88%	62%	(g)	59%

(a)	For the ten month period ended November 30, 2013, the Fund changed its fiscal year end from January 31 to November 30.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	35

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,				Ten Months Ended November 30,		Year Ended January 31,
	2018		2017	2016	2015	2014	2013(a)		2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.75		$14.53	$16.97	$18.09	$19.32	$16.31		$15.60
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	(0.04)	(0.01)	(0.02)	(0.08)	0.02		(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.01		3.59	(0.05)	0.66	1.56	3.52		1.56
Total from investment operations:	1.01		3.55	(0.06)	0.64	1.48	3.54		1.52
Less Dividends and Distributions:
Distributions from net realized gains	(3.05)		(1.33)	(2.38)	(1.76)	(2.71)	(0.53)		(0.81)
Net asset value, end of period	$14.71		$16.75	$14.53	$16.97	$18.09	$19.32		$16.31
Total Return(d):	7.12%		26.62%	(0.19)%	4.44%	9.29%	22.13%		10.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$58,985		$61,400	$63,035	$86,122	$103,493	$127,424		$114,584
Average net assets (000)	$60,952		$61,905	$72,005	$93,073	$110,415	$121,488		$115,501
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.45%	(f)	1.41%	1.40%	1.38%	1.38%	1.38%	(f)	1.38%
Expenses before waivers and/or expense reimbursement	1.70%	(f)	1.66%	1.65%	1.63%	1.63%	1.63%	(f)	1.63%
Net investment income (loss)	0.02%	(f)	(0.24)%	(0.09)%	(0.10)%	(0.46)%	0.11%	(f)	(0.25)%
Portfolio turnover rate(g)	22%	(h)	74%	55%	73%	88%	62%	(h)	59%

(a)	For the ten month period ended November 30, 2013, the Fund changed its fiscal year end from January 31 to November 30.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(h)	Not annualized.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,				Ten Months Ended November 30,		Year Ended January 31,
	2018		2017	2016	2015	2014	2013(a)		2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.04		$16.28	$18.65	$19.62	$20.64	$17.33		$16.44
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.05	0.06	0.07	0.01	0.09		0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.17		4.05	(0.04)	0.72	1.70	3.75		1.66
Total from investment operations:	1.22		4.10	0.02	0.79	1.71	3.84		1.70
Less Dividends and Distributions:
Dividends from net investment income	-		(0.01)	(0.01)	-	(0.02)	-		-
Distributions from net realized gains	(3.05)		(1.33)	(2.38)	(1.76)	(2.71)	(0.53)		(0.81)
Total dividends and distributions	(3.05)		(1.34)	(2.39)	(1.76)	(2.73)	(0.53)		(0.81)
Net asset value, end of period	$17.21		$19.04	$16.28	$18.65	$19.62	$20.64		$17.33
Total Return(c):	7.41%		27.24%	0.36%	4.91%	9.89%	22.57%		10.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$230,662		$245,992	$246,761	$486,493	$619,157	$599,835		$643,397
Average net assets (000)	$236,378		$241,318	$367,508	$524,291	$600,882	$593,229		$731,863
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.87%	(e)	0.91%	0.90%	0.88%	0.88%	0.88%	(e)	0.88%
Expenses before waivers and/or expense reimbursement	0.87%	(e)	0.91%	0.90%	0.88%	0.88%	0.88%	(e)	0.88%
Net investment income (loss)	0.60%	(e)	0.27%	0.37%	0.40%	0.04%	0.60%	(e)	0.25%
Portfolio turnover rate(f)	22%	(g)	74%	55%	73%	88%	62%	(g)	59%

(a)	For the ten month period ended November 30, 2013, the Fund changed its fiscal year end from January 31 to November 30.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	37

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31,		Year Ended November 30,				Ten Months Ended November 30,		Year Ended January 31,
	2018		2017	2016	2015	2014	2013(a)		2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.17		$16.38	$18.76	$19.69	$20.72	$17.37		$16.45
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.07	0.08	0.09	0.03	0.12		0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.19		4.08	(0.04)	0.74	1.69	3.76		1.67
Total from investment operations:	1.24		4.15	0.04	0.83	1.72	3.88		1.73
Less Dividends and Distributions:
Dividends from net investment income	-		(0.03)	(0.04)	-	(0.04)	-		-
Distributions from net realized gains	(3.05)		(1.33)	(2.38)	(1.76)	(2.71)	(0.53)		(0.81)
Total dividends and distributions	(3.05)		(1.36)	(2.42)	(1.76)	(2.75)	(0.53)		(0.81)
Net asset value, end of period	$17.36		$19.17	$16.38	$18.76	$19.69	$20.72		$17.37
Total Return(c):	7.47%		27.42%	0.43%	5.11%	9.93%	22.75%		10.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,859		$8,496	$7,428	$8,987	$13,270	$18,030		$23,654
Average net assets (000)	$8,689		$7,957	$8,424	$11,036	$14,793	$22,424		$18,725
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.84%	(e)	0.78%	0.77%	0.76%	0.76%	0.75%	(e)	0.75%
Expenses before waivers and/or expense reimbursement	0.96%	(e)	0.78%	0.77%	0.76%	0.76%	0.75%	(e)	0.75%
Net investment income (loss)	0.64%	(e)	0.39%	0.52%	0.52%	0.16%	0.80%	(e)	0.37%
Portfolio turnover rate(f)	22%	(g)	74%	55%	73%	88%	62%	(g)	59%

(a)	For the ten month period ended November 30, 2013, the Fund changed its fiscal year end from January 31 to November 30.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	Not annualized.

See Notes to Financial Statements.

38

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison 20/20 Focus Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON 20/20 FOCUS FUND

SHARE CLASS	A	B	C	R	Z	R6*
NASDAQ	PTWAX	PTWBX	PTWCX	JTWRX	PTWZX	PJTQX
CUSIP	74440G107	74440G206	74440G305	74440G503	74440G404	74440G602

*Formerly known as Class Q shares.

MF183E2

PGIM JENNISON MLP FUND

(Formerly known as Prudential Jennison MLP Fund)

SEMIANNUAL REPORT

MAY 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison MLP Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison MLP Fund informative and useful. The report covers performance for the six-month period ended May 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison MLP Fund

July 16, 2018

*The Prudential Day One Funds did not change their names.

PGIM Jennison MLP Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 5/31/18 (without sales charges)	Average Annual Total Returns as of 5/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	6.86	–7.31	–3.21 (12/18/13)
Class C	6.49	–3.43	–2.70 (12/18/13)
Class Z	6.92	–1.65	–1.74 (12/18/13)
Class R6***	–4.86**	N/A	N/A (1/26/18)
Alerian MLP Index
	5.71	–3.71	–5.24
S&P 500 Index
	3.16	14.38	11.28
Lipper Custom Energy MLP Funds Average****
	5.38	–1.99	–6.03
Lipper Energy MLP Funds Average****
	4.91	–0.95	–5.03

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Since inception

***Formerly known as Class Q shares

****The Lipper Custom Energy MLP Funds Average is a custom group of unlevered, C-Corporation-structured MLP Funds in the Lipper Energy MLP Funds performance universe. Although Lipper classifies the Fund in the Energy MLP Funds performance universe, the Lipper Custom Energy MLP Funds Average is used because the Fund’s manager believes that the funds in the custom peer group provide a more appropriate basis for Fund performance comparisons.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Averages are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

*Formerly known as Class Q shares

Benchmark Definitions

Alerian MLP Index—The Alerian MLP Index (the Index) is an unmanaged index and the leading gauge of energy Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index, constituents represent approximately 85% of total float-adjusted market capitalization.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Energy MLP Funds Average—Funds in the Lipper Energy MLP Funds Average (Lipper Average) invest primarily in MLPs engaged in the transportation, storage, and processing of minerals and natural resources in the energy sector.

Lipper Custom Energy MLP Funds Average—The Lipper Custom Energy MLP Funds Average (Lipper Custom Average) consists only of Funds that are unlevered and structured as C-Corporations within Lipper’s Energy MLP Funds universe, and not the entire Energy MLP Funds universe. These returns do not include the effect of any sales charges or taxes. These returns would be lower if they included the effect of these expenses.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

PGIM Jennison MLP Fund	7

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 5/31/18 (%)
Cheniere Energy Partners LP, Oil & Gas Storage & Transportation	8.0
MPLX LP, Oil & Gas Storage & Transportation	6.9
Williams Partners LP, Oil & Gas Storage & Transportation	6.3
ONEOK, Inc., Oil & Gas Storage & Transportation	6.2
Enterprise Products Partners LP, Oil & Gas Storage & Transportation	6.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/18 (%)
Oil & Gas Storage & Transportation	87.2
Oil & Gas Exploration & Production	3.1
Renewable Electricity	3.1
Independent Power Producers & Energy Traders	3.0
Oil & Gas Refining & Marketing	1.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM Jennison MLP Fund	9

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). The expenses in the table do not reflect current/deferred tax benefits. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison MLP Fund		Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,068.60	1.48%	$7.63
	Hypothetical	$1,000.00	$1,017.55	1.48%	$7.44
Class C	Actual	$1,000.00	$1,064.90	2.20%	$11.33
	Hypothetical	$1,000.00	$1,013.96	2.20%	$11.05
Class Z	Actual	$1,000.00	$1,069.20	1.18%	$6.09
	Hypothetical	$1,000.00	$1,019.05	1.18%	$5.94
Class R6**	Actual	$1,000.00	$951.40	1.18%	$3.88
	Hypothetical	$1,000.00	$1,091.05	1.18%	$5.94

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 123 day period ended May 31, 2018 due to the class’ inception date of January 26, 2018. Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of May 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS 31.9%

Independent Power Producers & Energy Traders 3.0%
NRG Yield, Inc. (Class C Stock)	905,588	$15,847,790

Oil & Gas Storage & Transportation 28.9%
EnLink Midstream LLC	408,331	7,145,792
Kinder Morgan, Inc.	987,253	16,467,380
ONEOK, Inc.	479,054	32,652,321
Pembina Pipeline Corp. (Canada)	550,596	19,144,223
SemGroup Corp. (Class A Stock)	470,757	11,910,152
Targa Resources Corp.	585,103	28,453,559
TransCanada Corp. (Canada)	466,796	19,541,637
Williams Cos., Inc. (The)	663,438	17,819,945

		153,135,009

TOTAL COMMON STOCKS (cost $165,717,322)		168,982,799

PREFERRED STOCK 3.1%

Oil & Gas Exploration & Production
Anadarko Petroleum Corp., CVT, 7.500% (cost $19,859,863)	504,895	16,580,752

MASTER LIMITED PARTNERSHIPS 63.9%

Oil & Gas Equipment & Services 1.2%
USA Compression Partners LP	343,158	6,372,444

Oil & Gas Refining & Marketing 1.3%
EnLink Midstream Partners LP	403,671	6,902,774

Oil & Gas Storage & Transportation 58.3%
Andeavor Logistics LP	217,166	9,316,421
Antero Midstream GP LP	291,246	5,606,486
Antero Midstream Partners LP	404,394	12,232,918
Buckeye Partners LP	237,031	8,544,968
Cheniere Energy Partners LP	1,174,593	42,261,856
Energy Transfer Equity LP	1,240,483	21,435,546
Energy Transfer Partners LP	996,043	18,914,857
Enterprise Products Partners LP	1,124,005	32,483,744
EQT GP Holdings LP	237,671	5,889,487
EQT Midstream Partners LP	226,502	12,645,607
Magellan Midstream Partners LP	187,128	13,080,247

See Notes to Financial Statements.

PGIM Jennison MLP Fund	11

Schedule of Investments (unaudited) (continued)

as of May 31, 2018

Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (Continued)

Oil & Gas Storage & Transportation (cont’d.)
MPLX LP	1,014,153	$36,418,234
Noble Midstream Partners LP	268,560	13,849,639
Plains All American Pipeline LP	1,234,938	29,021,043
Tallgrass Energy GP LP	415,917	8,946,375
Tallgrass Energy Partners LP	119,286	5,209,220
Williams Partners LP	845,282	33,642,224

		309,498,872

Renewable Electricity 3.1%
NextEra Energy Partners LP	366,093	16,459,541

TOTAL MASTER LIMITED PARTNERSHIPS (cost $306,357,884)		339,233,631

TOTAL LONG-TERM INVESTMENTS (cost $491,935,069)		524,797,182

SHORT-TERM INVESTMENT 1.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $9,499,900)(w)	9,499,900	9,499,900

TOTAL INVESTMENTS 100.7% (cost $501,434,969)		534,297,082
Liabilities in excess of other assets (0.7)%		(3,480,907)

NET ASSETS 100.0%		$530,816,175

The following abbreviations are used in the semiannual report:

CVT—Convertible Security

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

12

The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Independent Power Producers & Energy Traders	$15,847,790	$—	$—
Oil & Gas Storage & Transportation	153,135,009	—	—
Preferred Stock
Oil & Gas Exploration & Production	16,580,752	—	—
Master Limited Partnerships
Oil & Gas Equipment & Services	6,372,444	—	—
Oil & Gas Refining & Marketing	6,902,774	—	—
Oil & Gas Storage & Transportation	309,498,872	—	—
Renewable Electricity	16,459,541	—	—
Affiliated Mutual Fund	9,499,900	—	—

Total	$534,297,082	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2018 were as follows:

Oil & Gas Storage & Transportation	87.2%
Oil & Gas Exploration & Production	3.1
Renewable Electricity	3.1
Independent Power Producers & Energy Traders	3.0
Affiliated Mutual Fund	1.8
Oil & Gas Refining & Marketing	1.3

Oil & Gas Equipment & Services	1.2%

100.7
Liabilities in excess of other assets	(0.7)

100.0%

See Notes to Financial Statements.

PGIM Jennison MLP Fund	13

Statement of Assets & Liabilities (unaudited)

as of May 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $491,935,069)	$524,797,182
Affiliated investments (cost $9,499,900)	9,499,900
Receivable for Fund shares sold	943,199
Dividends receivable	822,365
Income tax receivable	889
Prepaid expenses	848

Total Assets	536,064,383

Liabilities
Deferred tax liability	3,867,170
Payable for Fund shares reacquired	691,807
Management fee payable	428,889
Accrued expenses and other liabilities	184,201
Distribution fee payable	63,457
Affiliated transfer agent fee payable	9,551
Franchise tax payable	3,133

Total Liabilities	5,248,208

Net Assets	$530,816,175

Net assets were comprised of:
Shares of beneficial interest, at par	$73,440
Paid-in capital in excess of par	533,533,122

533,606,562
Accumulated net investment loss, net of deferred taxes	(5,375,553)
Accumulated net realized loss on investment and foreign currency transactions, net of deferred taxes	(8,953,281)
Net unrealized appreciation on investments and foreign currencies, net of deferred taxes	11,538,447

Net assets, May 31, 2018	$530,816,175

See Notes to Financial Statements.

14

Class A
Net asset value, offering price and redemption price per share ($66,722,690 ÷ 9,284,057 shares of beneficial interest issued and outstanding)	$7.19
Maximum sales charge (5.50% of offering price)	0.42

Maximum offering price to public	$7.61

Class C
Net asset value, offering price and redemption price per share ($59,844,896 ÷ 8,652,128 shares of beneficial interest issued and outstanding)	$6.92

Class Z
Net asset value, offering price and redemption price per share ($397,277,184 ÷ 54,546,895 shares of beneficial interest issued and outstanding)	$7.28

Class R6
Net asset value, offering price and redemption price per share ($6,971,405 ÷ 957,069 shares of beneficial interest issued and outstanding)	$7.28

See Notes to Financial Statements.

PGIM Jennison MLP Fund	15

Statement of Operations (unaudited)

Six Months Ended May 31, 2018

Net Investment Income (Loss)
Income
Distributions from Master Limited Partnerships	$11,354,538
Less: Return of capital on distributions	(10,707,804)
Unaffiliated dividend income (net of foreign withholding tax $107,973)	4,473,693
Affiliated dividend income	85,510
Interest income	5

Total income	5,205,942

Expenses
Management fee	2,368,273
Distribution fee(a)	376,487
Transfer agent’s fees and expenses (including affiliated expense of $25,559)(a)	201,323
Registration fees(a)	48,287
Shareholders’ reports	44,290
Tax service fees	42,135
Custodian and accounting fees	36,113
Audit fee	29,669
Legal fees and expenses	11,411
Trustees’ fees	9,756
Miscellaneous	28,111

Total expenses	3,195,855
Less: Fee waiver and/or expense reimbursement(a)	(4,338)
Distribution fee waiver(a)	(15,768)

Net expenses	3,175,749

Net Investment income (loss), before deferred taxes	2,030,193
Tax benefit, net of valuation allowance	977,737

Net investment income (loss), net of taxes	3,007,930

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(1,806,040)
Tax benefit, net of valuation allowance	17,038,360
Foreign currency transactions	1,834

15,234,154

Net change in unrealized appreciation (depreciation) on:
Investments	32,986,002
Tax expense, net of valuation allowance	(21,321,092)

11,664,910

Net gain (loss) on investment and foreign currency transactions, net of deferred taxes	26,899,064

Net Increase (Decrease) In Net Assets Resulting From Operations	$29,906,994

(a)	Class specific expenses and waivers were as follows:

See Notes to Financial Statements.

16

	Class A	Class C	Class Z	Class R6
Distribution fee	94,611	281,876	—	—
Transfer agent’s fees and expenses	32,469	24,437	144,379	38
Registration fees	12,321	9,333	20,240	6,393
Fee waiver and/or expense reimbursement	—	—	—	(4,338)
Distribution fee waiver	(15,768)	—	—	—

See Notes to Financial Statements.

PGIM Jennison MLP Fund	17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2018	Year Ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss), net of taxes	$3,007,930	$(2,172,526)
Net realized gain (loss) on investment and foreign currency transactions, net of deferred taxes	15,234,154	249,918
Net change in unrealized appreciation (depreciation) on investments and foreign currencies, net of deferred taxes	11,664,910	(35,112,888)

Net increase (decrease) in net assets resulting from operations	29,906,994	(37,035,496)

Dividends and Distributions
Dividends from net investment income
Class A	—	(728,353)
Class C	—	(589,300)
Class Z	—	(3,567,362)

	—	(4,885,015)

Return of capital distributions
Class A	(2,112,976)	(3,061,210)
Class C	(1,959,060)	(2,476,786)
Class Z	(11,982,056)	(14,993,347)
Class R6	(214,662)	—

	(16,268,754)	(20,531,343)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	180,880,217	278,621,801
Net asset value of shares issued in reinvestment of dividends and distributions	15,539,350	24,225,408
Cost of shares reacquired	(111,439,234)	(163,514,912)

Net increase (decrease) in net assets from Fund share transactions	84,980,333	139,332,297

Total increase (decrease)	98,618,573	76,880,443

Net Assets:
Beginning of period	432,197,602	355,317,159

End of period(a)	$530,816,175	$432,197,602

(a) Includes accumulated net investment loss, net of deferred taxes of:	$(5,375,553)	$(8,383,483)

See Notes to Financial Statements.

18

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 18 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of two series: PGIM Jennison 20/20 Focus Fund and PGIM Jennison MLP Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Jennison MLP Fund (the “Fund”). Effective June 11, 2018, the Funds’ name was changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek total return.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation of fair valuation of a Fund’s securities to the Manager, a Valuation Committee is hereby established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Jennison MLP Fund	19

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, Master Limited Partnerships (“MLPs”), exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

20

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

PGIM Jennison MLP Fund	21

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

MLPs: The Fund normally invests at least 80% of its investable assets (net assets plus any borrowings for investment purposes) in MLPs and MLP related investments. The majority of MLPs operate in the energy sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

22

Return of Capital Estimates: Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded. For the six months ended May 31, 2018, the Fund estimates that 100% of the MLP distributions received from investments taxed as partnerships would be treated as return of capital while the nature of distributions received from MLP investments taxed as corporations will typically be considered dividend income.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Income Taxes: The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code (the “Code”). This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund is treated as a regular C-corporation for federal, state and local income tax purposes and will be required to pay federal, state and local income tax on its taxable income.

The Fund intends to invest primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income or loss in computing its own taxable income or loss. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards.

PGIM Jennison MLP Fund	23

Notes to Financial Statements (unaudited) (continued)

The Fund will accrue a deferred income tax liability balance, at the effective statutory United States federal income tax rate of 21% plus an estimated state and local income tax rate for its future tax liability associated with the capital appreciation of its investments, the distributions received by the Fund on interests of MLPs considered to be return of capital, and for any net operating gains. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and/or unrealized losses.

To the extent the Fund has a deferred tax asset; consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) that it is more-likely-than-not that some portion or the entire deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized.

Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The Fund may rely, to some extent, on information provided by the MLPs, which may not be available on a timely basis, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund may modify its estimates or assumptions regarding its tax benefit/(liability).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal, state, and local income taxes, if any, as income tax expense on its Statement of Operations. For the six months ended May 31, 2018, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

Since the Fund will be subject to taxation on its taxable income, the Net Asset Value of Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Fund’s benchmark Index, however, is calculated without any adjustments for taxes.

As a result, the Fund’s after tax performance could differ significantly from the Index even if the pretax performance of the Fund and the performance of the Index are closely correlated.

State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and

24

typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund’s investments, the Fund may be required to file franchise state returns in several states.

Dividends and Distributions: The Fund expects to pay distributions from its gross income to its shareholders quarterly. The estimated tax character of the distributions will be either qualified dividend income or a return of capital. The estimated characterization of the distributions paid will be based on the operating results during the period, and their actual tax character will not be determined until after the end of the fiscal year. Due to the tax characterization of distributions made by the underlying MLP securities held by the Fund, the Fund may have a significant portion of its distributions consist of return of capital for U.S. federal income tax purposes. Dividends and distributions to shareholders are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 1.00% of the Fund’s average daily net assets up to $1 billion, 0.98% of the next $2 billion, 0.96% of the next $2 billion, 0.95% of the next $5 billion and 0.94% of average daily net assets of the Fund in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 1.00% for the six months ended May 31, 2018.

PGIM Jennison MLP Fund	25

Notes to Financial Statements (unaudited) (continued)

PGIM Investments has contractually agreed, through March 31, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursement to 1.50% of average daily net assets for Class A shares, 2.25% of average daily net assets for Class C shares, 1.25% of average daily net assets for Class Z shares, and 1.20% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements was 1.00% for the six months ended May 31, 2018.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to 0.25% of the average daily net assets of the Class A shares through March 31, 2019.

PIMS has advised the Fund that it has received $101,414 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2018 it has received $9,157 and $14,940 in contingent deferred sales charges imposed upon redemptions by certain Class A and C shareholders, respectively.

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that

26

permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended May 31, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended May 31, 2018, were $122,590,668 and $49,423,926, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended May 31, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income
PGIM Core Ultra Short Bond Fund	$8,690,707	$102,355,006	$101,545,813	$—	$—	$9,499,900	9,499,900	$85,510

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The Tax Cuts and Jobs Act (TCJA) was signed into law on December 22, 2017. The TCJA includes changes to the corporate income tax rate and alternative minimum tax (AMT) and modifications to the net operating loss (NOL) deduction. Prior to enactment, the highest marginal federal income tax rate was 35%. The TCJA reduced the corporate rate to a flat income tax rate of 21%. The change in the rate was reflected in the Fund’s NAV on December 22, 2017. The Fund is currently using an estimated rate of 2.29% for state and local tax, net of federal tax benefit. The Fund may also be subject to a 20% AMT to the extent that the Fund’s alternative minimum tax exceeds the Fund’s regular federal income tax. For tax years beginning after December 31, 2017 the TCJA repealed the corporate AMT. The TCJA eliminated the NOL carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any NOLs arising in tax years ending after December 31, 2017. The TCJA also established a limitation for any NOLs generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available NOLs or 80% of taxable income before any NOL utilization.

PGIM Jennison MLP Fund	27

Notes to Financial Statements (unaudited) (continued)

The Fund’s income tax expense/(benefit) consists of the following:

May 31, 2018	Current		Deferred	Total
Federal		—	$10,630,436	$10,630,436
State		—	711,746	711,746
Valuation Allowance		—	(8,037,187)	(8,037,187)

Total tax expense/(benefit)	$		$3,304,995	$3,304,995

The reconciliation between the federal statutory income tax rate of 21% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Description	Amount	Rate
Application of statutory income tax rate	$6,974,518	21.00%
State income taxes, net of federal benefit	760,554	2.29%
Effect of permanent difference	(705,043)	(2.12)%
Change in estimated tax rate*	4,194,930	12.63%
Other	117,223	0.35%
Valuation allowance	(8,037,187)	(24.20)%

Total income tax expense/(benefit)	$3,304,995	9.95%

*	The tax rate change listed in the table above is reflective of the change in deferred tax assets and liabilities due to the federal corporate tax rate change enacted by the TCJA as of December 22, 2017 (date of enactment). For tax years beginning after December 31, 2017, corporations will be taxed at a flat rate of 21%.

As of May 31, 2018, components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax assets:
Net operating loss carryforward	$7,299,893
Capital loss carryforward	7,453,009
Other	(116,174)
Valuation allowance	(3,815,612)

Deferred tax liabilities:
Net unrealized gain on investment securities (tax basis)	(4,147,008)
Book vs tax deferred income from MLP Investments	(10,541,278)

Net deferred tax liability	$(3,867,170)

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Net operating loss carryforwards are available to offset future taxable income. For net operating losses generated prior to December 31, 2017, net operating loss carryforwards can be carried forward for 20 years and, accordingly, would begin to expire as of November 30, 2035. For tax year’s after December 31, 2017, net operating losses generated by the Fund in the future are eligible to be carried forward indefinitely. The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Year-Ended Amount	Amount	Expiration
November 30, 2015	$994,159	November 30, 2035
November 30, 2016	4,169,757	November 30, 2036
November 30, 2017	7,575,522	November 30, 2037
November 30, 2018	18,604,028	Indefinite

Net capital loss carryforwards are available to offset future capital gains. Capital loss carryforwards can be carried forward for 5 years and, accordingly, would begin to expire as of November 30, 2020. The Fund has capital loss carryforwards for federal income tax purposes as follows:

Year-Ended Amount	Amount	Expiration
November 30, 2015	$5,808,024	November 30, 2020
November 30, 2016	18,561,482	November 30, 2021
November 30, 2018	7,631,393	November 30, 2023

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2018 were as follows:

Tax Basis	$470,923,968

Gross Unrealized Appreciation	87,198,697
Gross Unrealized Depreciation	(23,825,583)

Net Unrealized Appreciation	$63,373,114

The book basis may differ from tax basis due to certain tax related adjustments.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

PGIM Jennison MLP Fund	29

Notes to Financial Statements (unaudited) (continued)

As of May 31, 2018, Prudential, through its affiliate entities, owned 957,069 Class R6 shares of the Fund. At reporting period end, five shareholders of record held 76% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended May 31, 2018:
Shares sold	1,926,677	$13,715,616
Shares issued in reinvestment of dividends and distributions	266,550	1,900,325
Shares reacquired	(1,482,465)	(10,426,200)

Net increase (decrease) in shares outstanding before conversion	710,762	5,189,741
Shares issued upon conversion from other share class(es)	204,795	1,448,081
Shares reacquired upon conversion into other share class(es)	(331,055)	(2,340,730)

Net increase (decrease) in shares outstanding	584,502	$4,297,092

Year ended November 30, 2017:
Shares sold	4,414,297	$34,602,352
Shares issued in reinvestment of dividends and distributions	460,347	3,470,898
Shares reacquired	(2,822,529)	(21,916,259)

Net increase (decrease) in shares outstanding before conversion	2,052,115	16,156,991
Shares issued upon conversion from other share class(es)	125,266	979,225
Shares reacquired upon conversion into other share class(es)	(3,035,784)	(25,420,873)

Net increase (decrease) in shares outstanding	(858,403)	$(8,284,657)

Class C
Six months ended May 31, 2018:
Shares sold	1,837,887	$12,767,878
Shares issued in reinvestment of dividends and distributions	275,537	1,892,529
Shares reacquired	(883,816)	(6,050,214)

Net increase (decrease) in shares outstanding before conversion	1,229,608	8,610,193
Shares reacquired upon conversion into other share class(es)	(146,189)	(1,005,675)

Net increase (decrease) in shares outstanding	1,083,419	$7,604,518

Year ended November 30, 2017:
Shares sold	3,311,016	$24,962,319
Shares issued in reinvestment of dividends and distributions	405,089	2,947,262
Shares reacquired	(1,203,476)	(8,887,518)

Net increase (decrease) in shares outstanding before conversion	2,512,629	19,022,063
Shares reacquired upon conversion into other share class(es)	(309,694)	(2,354,352)

Net increase (decrease) in shares outstanding	2,202,935	$16,667,711

30

Class Z	Shares	Amount
Six months ended May 31, 2018:
Shares sold	21,000,148	$152,338,636
Shares issued in reinvestment of dividends and distributions	1,597,407	11,531,834
Shares reacquired	(12,867,860)	(91,597,320)

Net increase (decrease) in shares outstanding before conversion	9,729,695	72,273,150
Shares issued upon conversion from other share class(es)	466,464	3,346,432
Shares reacquired upon conversion into other share class(es)	(1,307,295)	(10,177,401)

Net increase (decrease) in shares outstanding	8,888,864	$65,442,181

Year ended November 30, 2017:
Shares sold	27,862,390	$219,057,130
Shares issued in reinvestment of dividends and distributions	2,353,338	17,807,248
Shares reacquired	(17,162,534)	(132,711,135)

Net increase (decrease) in shares outstanding before conversion	13,053,194	104,153,243
Shares issued upon conversion from other share class(es)	3,289,889	27,626,116
Shares reacquired upon conversion into other share class(es)	(106,094)	(830,116)

Net increase (decrease) in shares outstanding	16,236,989	$130,949,243

Class R6
Period ended May 31, 2018*:
Shares sold	297,219	$2,058,087
Shares issued in reinvestment of dividends and distributions	29,716	214,662
Shares reacquired	(474,840)	(3,365,500)

Net increase (decrease) in shares outstanding before conversion	(147,905)	(1,092,751)
Shares issued upon conversion from other share class(es)	1,104,974	8,729,293

Net increase (decrease) in shares outstanding	957,069	$7,636,542

*	Commencement of offering was January 26, 2018.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

PGIM Jennison MLP Fund	31

Notes to Financial Statements (unaudited) (continued)

The Fund did not utilize the SCA during the reporting period ended May 31, 2018.

8. Other Risks

The Fund’s risks include, but are not limited to, the following:

Energy Sector Risk: The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Master Limited Partnerships Risk: The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund’s investment in MLPs subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

32

Market Risks: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline.

Non-diversification Risk: The Fund is non-diversified, meaning that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Tax Risk Tax: risks associated with investments in the Fund include but are not limited to the following:

Fund Structure Risk: Unlike traditional mutual funds that are structured as regulated investment companies for US federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for US federal income tax purposes. This means the Fund generally will be subject to US federal income tax on its taxable income at the rates applicable to corporations, and will also be subject to state and local income taxes. The TCJA lowered the federal tax rate applicable to corporations from a maximum of 35% to a flat rate of 21%. The TCJA also established a 20% deduction for “qualified business income” and certain other items of income that will not be available to the Fund, but might be available to an individual investing directly in an MLP.

MLP Tax Risk: A change in current tax law or a change in the underlying business mix of a given MLP could result in the MLP being treated as a corporation rather than a partnership for US federal income tax purposes, which would result in the MLP being required to pay US federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

Tax Estimation/NAV Risk: In calculating the Fund’s daily net asset value (NAV), the Fund will, among other things, account for its current taxes and deferred tax liability and/or asset balances. Any deferred tax liability balance will reduce the Fund’s NAV, and any deferred tax asset balance (reduced by any valuation allowance) will increase the Fund’s NAV. The Fund will rely to some extent on information provided by MLPs, which may not be provided on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of these amounts could vary dramatically from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

PGIM Jennison MLP Fund	33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,			December 18, 2013(a) through November 30,
	2018		2017	2016	2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$6.95		$7.99	$7.45	$11.19	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.05)	(0.01)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.45		(0.53)	1.01	(3.21)	1.71
Total from investment operations:	0.47		(0.58)	1.00	(3.29)	1.62
Less Dividends and Distributions:
Dividends from net investment income	-		(0.09)	-	-	-
Tax return of capital distributions	(0.23)		(0.37)	(0.46)	(0.45)	(0.43)
Total dividends and distributions	(0.23)		(0.46)	(0.46)	(0.45)	(0.43)
Net asset value, end of period	$7.19		$6.95	$7.99	$7.45	$11.19
Total Return(c):	6.86%		(7.55)%	14.11%	(30.15)%	16.22%
Ratios/Supplemental Data:
Net assets, end of period (000)	$66,723		$60,440	$76,392	$28,833	$15,465
Average net assets (000)	$63,247		$67,422	$57,191	$26,174	$4,308
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	1.48%	(e)	1.47%	1.51%	1.50%	1.50%	(e)
Expenses after waivers and/or expense reimbursement, net of taxes	2.13%	(e)(f)	0.56% (f)	3.27% (f)	0.98% (f)	3.14%	(e)(f)
Expenses before waivers and/or expense reimbursement, before taxes	1.53%	(e)	1.52%	1.58%	1.69%	2.07%	(e)
Net investment income (loss)	0.70%	(e)	(0.46)%	(0.38)%	(0.68)%	(1.24)%	(e)
Net investment income (loss), net of taxes	0.90%	(e)(g)	(0.63)% (g)	(0.13)% (g)	(0.82)% (g)	(0.86)%	(e)(g)
Portfolio turnover rate(h)	11%	(i)	25%	37%	83%	67%	(i)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Tax estimate for the ratio calculation is derived from the net investment loss, realized and unrealized gains (losses), which is not annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment loss only, which is not annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i) Not annualized.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,			December 18, 2013(a) through November 30,
	2018		2017	2016	2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$6.72		$7.80	$7.33	$11.12	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	(0.10)	(0.06)	(0.15)	(0.17)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.43		(0.52)	0.99	(3.19)	1.72
Total from investment operations:	0.43		(0.62)	0.93	(3.34)	1.55
Less Dividends and Distributions:
Dividends from net investment income	-		(0.09)	-	-	-
Tax return of capital distributions	(0.23)		(0.37)	(0.46)	(0.45)	(0.43)
Total dividends and distributions	(0.23)		(0.46)	(0.46)	(0.45)	(0.43)
Net asset value, end of period	$6.92		$6.72	$7.80	$7.33	$11.12
Total Return(d):	6.49%		(8.27)%	13.37%	(30.80)%	15.51%
Ratios/Supplemental Data:
Net assets, end of period (000)	$59,845		$50,863	$41,850	$18,364	$9,538
Average net assets (000)	$56,530		$48,552	$30,978	$15,814	$4,071
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement, before taxes	2.20%	(f)	2.22%	2.26%	2.25%	2.25%	(f)
Expenses after waivers and/or expense reimbursement, net of taxes	2.86%	(f)(g)	1.31% (g)	4.02% (g)	1.73% (g)	3.89%	(f)(g)
Expenses before waivers and/or expense reimbursement, before taxes	2.20%	(f)	2.22%	2.28%	2.39%	2.92%	(f)
Net investment income (loss)	(0.02)%	(f)	(1.20)%	(1.13)%	(1.44)%	(1.94)%	(f)
Net investment income (loss), net of taxes	0.18%	(f)(h)	(1.37)% (h)	(0.88)% (h)	(1.58)% (h)	(1.56)%	(f)(h)
Portfolio turnover rate(i)	11%	(j)	25%	37%	83%	67%	(j)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment loss, realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment loss only, which is not annualized.
(i)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(j)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison MLP Fund	35

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,				December 18, 2013(a) through November 30,
	2018		2017	2016		2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.03		$8.06	$7.49		$11.22	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04		(0.03)	0.01		(0.06)	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.44		(0.54)	1.02		(3.22)	1.71
Total from investment operations:	0.48		(0.57)	1.03		(3.28)	1.65
Less Dividends and Distributions:
Dividends from net investment income	-		(0.09)	-		-	-
Tax return of capital distributions	(0.23)		(0.37)	(0.46)		(0.45)	(0.43)
Total dividends and distributions	(0.23)		(0.46)	(0.46)		(0.45)	(0.43)
Net asset value, end of period	$7.28		$7.03	$8.06		$7.49	$11.22
Total Return(c):	6.92%		(7.36)%	14.45%		(29.98)%	16.53%
Ratios/Supplemental Data:
Net assets, end of period (000)	$397,277		$320,895	$237,076		$76,197	$71,193
Average net assets (000)	$350,349		$300,038	$159,551		$79,796	$33,643
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	1.18%	(e)	1.23%	1.27%		1.25%	1.25%	(e)
Expenses after waivers and/or expense reimbursement, net of taxes	1.92%	(e)(f)	0.32% (f)	3.02%	(f)	0.73% (f)	2.89%	(e)(f)
Expenses before waivers and/or expense reimbursement, before taxes	1.18%	(e)	1.23%	1.29%		1.39%	2.08%	(e)
Net investment income (loss)	1.01%	(e)	(0.19)%	(0.11)%		(0.46)%	(0.93)%	(e)
Net investment income (loss), net of taxes	1.21%	(e)(g)	(0.36)% (g)	0.14%	(g)	(0.60)% (g)	(0.55)%	(e)(g)
Portfolio turnover rate(h)	11%	(i)	25%	37%		83%	67%	(i)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Tax estimate for the ratio calculation is derived from the net investment loss, realized and unrealized gains (losses), which is not annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment loss only, which is not annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(i)	Not annualized.

See Notes to Financial Statements.

36

Class R6 Shares
	January 26, 2018(a) through May 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.90
Income (loss) from investment operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.43)
Total from investment operations:	(0.39)
Less Dividends and Distributions:
Tax return of capital distributions	(0.23)
Net asset value, end of period	$7.28
Total Return(c):	(4.86)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,971
Average net assets (000)	$7,146
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	1.18%	(e)
Expenses after waivers and/or expense reimbursement, net of taxes	0.29%	(e)(f)
Expenses before waivers and/or expense reimbursement, before taxes	1.36%	(e)
Net investment income (loss)	1.81%	(e)
Net investment income (loss), net of taxes	2.01%	(e)(g)
Portfolio turnover rate(h)	11%	(i)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Tax estimate for the ratio calculation is derived from the net investment loss, realized and unrealized gains (losses), which is not annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment loss only, which is not annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(i)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison MLP Fund	37

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison MLP Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON MLP FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	PRPAX	PRPCX	PRPZX	PRPQX
CUSIP	74440G701	74440G800	74440G883	74440G859

*Formerly known as Class Q shares

MF218E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 18

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	July 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 18, 2018

By:	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date:	July 18, 2018